Financial instruments and risk management (Details 7) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Increase in basis point	100.00%
Decrease in basis point	100.00%	100.00%
Increase in results	$ 4,836	$ 3,669
Decrease in results	(4,836)	(3,669)
Asset Backed Trust Notes [Member]
IfrsStatementLineItems [Line Items]
Increase in results	1,385	1,435
Decrease in results	(1,385)	(1,435)
Incline II B Shannon 18 Limited (PDP BBAM) [Member]
IfrsStatementLineItems [Line Items]
Increase in results	889	930
Decrease in results	(889)	(930)
Banco Santander Mexico, S.A. y Banco Nacional de Comercio Exterior, S.N.C. [Member]
IfrsStatementLineItems [Line Items]
Increase in results	783	533
Decrease in results	(783)	(533)
GY Aviation Lease 1714 Co. Limited (PDP CDB) [Member]
IfrsStatementLineItems [Line Items]
Increase in results	651	352
Decrease in results	(651)	(352)
JSA International U.S. Holdings, LLC (PDP JSA) [Member]
IfrsStatementLineItems [Line Items]
Increase in results	294	288
Decrease in results	(294)	(288)
Oriental Leasing 6 Company Limited (PDP CMB) [Member]
IfrsStatementLineItems [Line Items]
Increase in results	834	131
Decrease in results	$ (834)	$ (131)